Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MSS Series Trust
Entity Central Index Key	0001368578
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Institutional Share Class
Shareholder Report [Line Items]
Fund Name	TOWPATH FOCUS FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOWFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Towpath Focus Fund - TOWFX (the “Fund”) for the period December 1, 2023 to November 30, 2024, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.oelschlagerinvestments.com. You can also request this information by contacting us at 1-877-593-8637.
Additional Information Phone Number	1-877-593-8637
Additional Information Website	https://www.oelschlagerinvestments.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Towpath Focus Fund	$105	0.95%

*Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2024

	ONE YEAR	ANNUALIZED SINCE INCEPTION*	CUMULATIVE SINCE INCEPTION*	VALUE
Towpath Focus Fund	21.94%	13.56%	86.94%	$ 18,694
Russell 3000 Index	34.49%	14.91%	98.04%	$ 19,804
Lipper Multi-Cap Core Average	30.51%	12.45%	78.03%	$ 17,803

Net Assets	$ 40,700,000
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 242,151
Investment Company, Portfolio Turnover	4.07%
Additional Fund Statistics [Text Block]	Fund statistics
			ADVISORY FEES
NET ASSETS:	PORTFOLIO HOLDINGS:	PORTFOLIO TURNOVER:	PAID BY FUND:
$40.7 MILLION	39	4.07%	$242,151

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Fidelity Institutional Money Market - Treasury Portfolio - Class III	15.79%
2.	Alphabet, Inc. Class A	7.38%
3.	Bank of New York Mellon Corp.	5.47%
4.	McKesson Corp.	5.17%
5.	Shell PLC ADR	4.07%
6.	Cencora, Inc.	3.76%
7.	Prestige Consumer Healthcare, Inc.	3.61%
8.	Novartis AG ADR	3.48%
9.	Booking Holdings, Inc.	3.12%
10.	The Charles Schwab Corp.	3.03%
	Total % of Net Assets	54.88%

Updated Prospectus Phone Number	1-877-593-8637
Updated Prospectus Web Address	https://www.oelschlagerinvestments.com
Institutional Share Class [Default Label]
Shareholder Report [Line Items]
Fund Name	TOWPATH TECHNOLOGY FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOWTX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Towpath Technology Fund - TOWTX (the “Fund”) for the period December 1, 2023 to November 30, 2024, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.oelschlagerinvestments.com. You can also request this information by contacting us at 1-877-593-8637.
Additional Information Phone Number	1-877-593-8637
Additional Information Website	https://www.oelschlagerinvestments.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Towpath Technology Fund	$120	1.10%

*Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2024

	ONE YEAR	ANNUALIZED SINCE INCEPTION*	CUMULATIVE SINCE INCEPTION*	VALUE
Towpath Technology Fund	17.68%	10.30%	46.78%	$ 14,678
S&P 500 Equal Weight Information Technology Index	28.81%	12.46%	58.39%	$ 15,839
Morningstar Technology Category Average	32.71%	5.36%	22.70%	$ 12,270

Net Assets	$ 5,900,000
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.76%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISOR FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$5.9 MILLION	39	7.76%	$ 0

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF NET ASSETS)

1.	Fidelity Institutional Money Market - Treasury Portfolio - Class III	14.50%
2.	Alphabet, Inc. Class A	7.79%
3.	Meta Platforms, Inc. Class A	5.76%
4.	Apple, Inc.	4.64%
5.	Check Point Software Technologies Ltd.	3.81%
6.	Cisco Systems, Inc.	3.42%
7.	KLA Corp.	3.30%
8.	Ituran Location & Control Ltd.	3.12%
9.	NetApp, Inc.	2.94%
10.	CGI, Inc. Class A	2.68%
	Total % of Net Assets	51.96%

Updated Prospectus Phone Number	1-877-593-8637
Updated Prospectus Web Address	https://www.oelschlagerinvestments.com